LEASES - Maturity of Lease Liabilities (Detail) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019	Jan. 01, 2019
Finance Leases
2020	$ 16.8	$ 7.8
2021	13.9	7.8
2022	11.1	2.0
2023	11.1	2.0
2024	11.1	2.0
Thereafter	37.0	8.8
Total minimum lease payments	101.0	30.4
Less: effect of discounting	18.2	5.5
Present value of future minimum lease payments	82.8	24.9
Less: current obligations under leases	12.8	6.5
Long-term lease obligations	70.0	18.4
Operating Leases
2020	299.0	222.4
2021	210.7	188.3
2022	173.3	168.9
2023	159.4	159.2
2024	142.5	159.6
Thereafter	396.6	449.9
Total minimum lease payments	1,381.5	1,348.3
Less: effect of discounting	364.2	393.1
Present value of future minimum lease payments	1,017.3	955.2	$ 853.9
Less: current obligations under leases	230.7	151.2
Long-term lease obligations	$ 786.6	$ 804.0